Commitments and contingencies	6 Months Ended
Jun. 30, 2018
Commitments and contingencies [Abstract]
Commitments and contingencies
13.	Commitments and contingencies

Commitments

Operating lease commitments

The Group leases certain of its office properties under non-cancellable operating lease arrangements. The terms of the leases do not contain rent escalation, or contingent rent, renewal, or purchase options. There are no restrictions placed upon the Group by entering into these leases.

As of June 30, 2018, the Group had the following operating lease obligations falling due:

Amount
US$
(Unaudited)
July 1, 2018 - June 30, 2019	6,686,146
July 1, 2019 - June 30, 2020	3,481,687
July 1, 2020 - June 30, 2021	1,743,325
July 1, 2021 - June 30, 2022	467,990
July 1, 2022 and thereafter	638,478

Total	13,017,626

Capital lease commitments

The Group leases a corporate aircraft and equipment under a non-cancellable capital lease arrangement. The terms of the lease do not contain contingent rent clauses.

As of June 30, 2018, the Group had the following minimum lease payments (excluding the portion of the payments representing executory costs, including any profit thereon) falling due:

Amount
US$
(Unaudited)
July 1, 2018 - June 30, 2019	6,119,291
July 1, 2019 - June 30, 2020	5,019,045
July 1, 2020 - June 30, 2021	5,019,045
July 1, 2021 and thereafter	-
Total minimum lease payments	16,157,381
Less interest	(2,690,677)
Capital lease obligations	13,466,704
Current maturities of capital lease obligations	(5,058,979)
Long-term capital lease obligations	8,407,725

Other commitments

As of June 30, 2018, the Group had outstanding commitments with respect to non-cancelable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
(Unaudited)
July 1, 2018 - June 30, 2019	737,179,462
July 1, 2019 - June 30, 2020	263,862,052
July 1, 2020 - June 30, 2021	88,435,647
July 1, 2021 - June 30, 2022	-
July 1, 2022 and thereafter	-

Total	1,089,477,161

Contingencies

As of June 30, 2018, the Group provided guarantees of US$2,138,664,009 (December 31, 2017: US$1,569,802,754), in favor of its customers in respect of mortgage loans granted by banks to such customers for their purchases of the Group’s properties where the underlying real estate ownership certificates can be provided to the banks on a time delay manner due to administrative procedures in the PRC. Pursuant to the terms of the guarantees, upon default in mortgage payments by these purchasers, the Group is responsible to repay the outstanding mortgage principal together with the accrued interest and penalty owed by the defaulted purchasers to the bank and the Group is entitled to take over the legal titles and possession of the related properties. The Group’s guarantee period starts from the date of grant of the relevant mortgage loan and ends upon issuance of real estate ownership certificate which will generally be available within six to twelve months after the purchaser takes possession of the relevant property. The fair value of the guarantees is not significantly different than the net realizable value of the properties and management considers that in case of default in payments, the net realizable value of the related properties can cover the repayment of the outstanding mortgage principal together with the accrued interest and penalty and therefore no provision has been made for the guarantees.

In December 2016, 421 Kent Development LLC (“421 Kent”), the property company for the Group’s Oosten project, terminated its contract with its general contractor. The general contractor and various subcontractors have filed lawsuits against 421 Kent and the Company for approximately US$26.37 million, in aggregate, plus punitive damages. In addition, the general contractor and various subcontractors filed mechanic’s liens against 421 Kent and the Company for approximately US$9.47 million. 421 Kent has answered the claims and believes the contractors’ claims and liens are without merit and intends to contest vigorously such claims. At this stage of the proceedings, 421 Kent cannot predict the outcome of this lawsuit or a judgment against 421 Kent, whether in whole or in part, may result in a loss, if any. An estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made at this time.

In May 2015, XIN Development Management East, LLC (“XDME”) filed an arbitration claim for not less than US$10 million which was subsequently reduced for the purpose of a prior mediation to US$8 million against Wanks Adams Slavin Associates LLP (“WASA”), the design company for the Group’s Oosten project. WASA has asserted a total of approximately US$2 million in counterclaims. XDME based on advice of its legal counsel believed that WASA’s counterclaims were without merit and contested vigorously such claims. XDME also could not (i) predict the outcome of the arbitration against XDME, or (ii) whether, in whole or in part, may result in a loss, if any, and hence, an estimate for the reasonably possible loss or a range of reasonably possible losses could not be made historically. On July 20, 2018, WASA dropped its counterclaims, therefore, there is no related contingency thereafter.